UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-21769
Highland Special Situations Fund
(Exact name of registrant as specified in charter)
NexBank Tower
13455 Noel Road, Suite 800
Dallas, Texas 75240
(Address of principal executive offices) (Zip code)
James D. Dondero
Highland Capital Management, L.P.
NexBank Tower
13455 Noel Road, Suite 800
Dallas, Texas 75240
(Name and address of agent for service)
registrant’s telephone number, including area code: (877) 665-1287
Date of fiscal year end: December 31
Date of reporting period: June 30, 2008
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.
Highland Special Situations Fund
Semi-Annual Report
June 30, 2008

Highland Special Situations Fund

TABLE OF CONTENTS

Fund Profile	1
Financial Statements	2
Investment Portfolio	3
Statement of Assets and Liabilities	6
Statement of Operations	7
Statements of Changes in Net Assets	8
Statement of Cash Flows	9
Financial Highlights	10
Notes to Financial Statements	11
Additional Information	18
Important Information About This Report	20
Economic and market conditions change frequently.
There is no assurance that the trends described in this report will continue or commence.

FUND PROFILE

Highland Special Situations Fund
Objective
Highland Special Situations Fund (the “Fund”) seeks to achieve high total returns while minimizing losses.
Total Net Assets of Common Shares as of June 30, 2008
$80.5 million
Portfolio Data as of June 30, 2008
The information below provides a snapshot of the Fund at the end of the reporting period. The Fund is actively managed and the composition of its portfolio will change over time.

Quality Breakdown as of 6/30/08 (%)*
B	47.3
Ba	11.1
C	0.3
Caa	31.6
NR	9.7

Top 5 Sectors as of 6/30/08 (%)*
Housing	19.0
Service	16.5
Healthcare	9.8
Energy	7.8
Information Technology	7.2

Top 10 Holdings as of 6/30/08 (%)*
Safety-Kleen Systems, Inc. (Common Stock)	12.3
Trussway Industries, Inc. (Common Stock)	7.8
Trussway Industries, Inc. (Senior Loans)	5.5
Lender Processing Services, Inc. (Senior Loans)	5.0
Green Valley Ranch Gaming, LLC (Senior Loans)	4.7
Mirant Corp. (Common Stock)	4.3
Thermo Fluids (Northwest), Inc. (Senior Loans)	4.2
Realogy Corp. (Corporate Notes and Bonds)	4.0
Energy XXI Gulf Coast, Inc. (Corporate Notes and Bonds)	3.5
Boise Paper Holdings, LLC (Senior Loans)	3.0

*	Quality is calculated as a percentage of total senior loans and corporate notes and bonds. Sectors and holdings are calculated as a percentage of net assets applicable to common shareholders.
Semi-Annual Report | 1

FINANCIAL STATEMENTS

Highland Special Situations Fund
A guide to understanding the Fund’s financial statements

Investment Portfolio	The Investment Portfolio details all of the Fund’s holdings and their market value as of the last day of the reporting period. Portfolio holdings are organized by type of asset and industry to demonstrate areas of concentration and diversification.

Statement of Assets and Liabilities	This statement details the Fund’s assets, liabilities, net assets and common share price as of the last day of the reporting period. Net assets are calculated by subtracting all the Fund’s liabilities (including any unpaid expenses) from the total of the Fund’s investment and non-investment assets. The net asset value for common shares is calculated by dividing net assets for that class by the number of common shares outstanding in that class as of the last day of the reporting period.

Statement of Operations	This statement reports income earned by the Fund and the expenses accrued by the Fund during the reporting period. The Statement of Operations also shows any net gain or loss the Fund realized on the sales of its holdings during the period, any unrealized gains or losses recognized over the period as well as any distributions to preferred shareholders. The total of these results represents the Fund’s net increase or decrease in net assets from operations applicable to common shareholders.

Statements of Changes in Net Assets	These statements detail how the Fund’s net assets were affected by its operating results, distributions to common shareholders and shareholder transactions from common shares (e.g., subscriptions, redemptions and distribution reinvestments) during the reporting period. The Statements of Changes in Net Assets also detail changes in the number of common shares outstanding.

Statement of Cash Flows	This statement reports net cash and foreign currency provided or used by operating, investing and financing activities and the net effect of those flows on cash and foreign currency during the period.

Financial Highlights	The Financial Highlights demonstrate how the Fund’s net asset value per common share was affected by the Fund’s operating results. The Financial Highlights also disclose the performance and certain key ratios (e.g., net expenses and net investment income as a percentage of average net assets).

Notes to Financial Statements	These notes disclose the organizational background of the Fund, its significant accounting policies (including those surrounding security valuation, income recognition and distributions to shareholders), federal tax information, fees and compensation paid to affiliates and significant risks and contingencies.
2 | Semi-Annual Report

INVESTMENT PORTFOLIO

As of June 30, 2008 (unaudited)	Highland Special Situations Fund

Principal Amount ( $)		Value ($)
Senior Loans (a) - 45.0%

Aerospace - 1.7%
2,000,000	US Airways Group, Inc. Term Loan, 4.88%, 03/24/14	1,340,640

Chemicals - 2.4%
2,000,000	Tronox Worldwide LLC Revolver, 11/29/10 (b)	1,900,640

Diversified Media - 1.9%
1,994,962	Tribune Co. Initial Tranche B Advance, 06/04/14 (b)	1,523,652

Energy - 2.4%
2,000,000	Venoco, Inc. Second Lien Term Loan, 6.69%, 09/20/11	1,935,000

Forest Products/Containers - 3.0%
2,500,000	Boise Paper Holdings, LLC Second Lien Term Loan, 11.00%, 02/23/15	2,412,500

Gaming/Leisure - 4.7%
4,418,840	Green Valley Ranch Gaming, LLC New Term Loan, 4.70%, 02/16/14	3,780,892

Healthcare - 2.2%
1,969,620	LifeCare Holdings Term Loan, 6.95%, 08/11/12	1,752,962

Housing - 5.5%
4,551,948	Trussway Industries, Inc. Term Loan, 6.04%, 05/31/09 (c) (d)	4,427,679

Information Technology - 7.2%
1,994,937	Freescale Semiconductor, Inc. Term Loan, 4.21%, 11/29/13	1,813,398
4,000,000	Lender Processing Services, Inc. Term Loan B, 07/02/14 (b)	3,990,000

		5,803,398

Service - 4.2%
4,720,513	Thermo Fluids (Northwest), Inc. Tranche B Term Loan, 06/27/13 (b)	3,351,564

Transportation — Automotive - 2.0%
1,994,937	Ford Motor Co. Term Loan, 12/16/13 (b)	1,615,659
330,829	Penda Corp. Term Loan, 9.93%, 05/03/10 (d) (e)	18,924

		1,634,583

Transportation — Land Transportation - 0.4%
959,475	Gainey Corp. Term Loan, 04/20/12 (b)	355,965

Utility - 2.7%
2,500,000	Entegra TC LLC Third Lien Term Loan, 10/19/15 (b)	2,206,250

Wireless Communications - 4.7%
1,994,924	MetroPCS Wireless, Inc. New Tranche B Term Loan, 11/04/13 (b)	1,908,145
1,994,924	New Tranche B Term Loan, 4.99%, 11/04/13	1,908,145

		3,816,290

	Total Senior Loans (Cost $36,421,853)	36,242,015

Foreign Denominated Senior Loans (a) - 2.3%

Denmark EUR - 2.3%
3,195,751	Danish Holdco A/S Mezzanine Facility, 10.20%, 05/01/17 PIK	1,837,557

	Total Foreign Denominated Senior Loans (Cost $3,195,751)	1,837,557

Asset-Backed Securities (f) (g) - 2.3%
1,000,000	Cent CDO, Ltd. Series 2007-15A, Class C, 4.94%, 03/11/21	633,000
1,000,000	Gulf Stream Sextant CLO, Ltd. Series 2007-1A, Class D, 5.21%, 06/17/21	626,900
1,000,000	Stanfield McLaren CLO, Ltd. Series 2007-1A, Class B2L, 7.14%, 02/27/21	573,826

	Total Asset-Backed Securities (Cost $2,168,800)	1,833,726

Corporate Notes and Bonds - 24.5%

Broadcasting - 0.7%
1,000,000	Young Broadcasting, Inc. 10.00%, 03/01/11	565,000

Cable/Wireless Video - 3.4%
2,000,000	CCH I LLC 11.00%, 10/01/15 (h)	1,492,500
1,250,000	Grande Communications Holdings, Inc. 14.00%, 04/01/11 (h)	1,268,750

		2,761,250

Consumer Non-Durables - 2.2%
2,000,000	Solo Cup Co. 8.50%, 02/15/14 (h)	1,760,000

Energy - 3.5%
3,000,000	Energy XXI Gulf Coast, Inc. 10.00%, 06/15/13	2,805,000

See accompanying Notes to Financial Statements. | 3

INVESTMENT PORTFOLIO (continued)

As of June 30, 2008 (unaudited)	Highland Special Situations Fund

Principal Amount ($)		Value ($)
Corporate Notes and Bonds - (continued)

Financial - 2.1%
2,000,000	HUB International Holdings, Inc. 10.25%, 06/15/15 (f)	1,650,000

Food/Tobacco - 2.4%
2,400,000	Chiquita Brands International, Inc. 7.50%, 11/01/14	1,968,000

Gaming/Leisure - 1.3%
2,250,000	Tropicana Entertainment LLC Finance Corp. 9.63%, 12/15/14 (e)	1,080,000

Healthcare - 2.9%
742,869	Cinacalcet Royalty Sub LLC 8.00%, 03/30/17 (f)	824,584
1,500,000	TCD PhaRMA 16.00%, 04/15/24 (f)	1,511,250

		2,335,834

Housing - 5.7%
2,000,000	Realogy Corp. 10.50%, 04/15/14 (h)	1,400,000
6,500,000	12.38%, 04/15/15 (h)	3,217,500

		4,617,500

Transportation - Automotive - 0.3%
2,000,000	Motor Coach Industries International, Inc. 11.25%, 05/01/09 (e)	200,000

	Total Corporate Notes and Bonds (Cost $23,362,304)	19,742,584

Claims - 0.0%

Utility - 0.0%
2,400,000	Mirant Corp.	24,000

	Total Claims (Cost $0)	24,000

Shares

Common Stocks - 29.9%

Broadcasting - 0.5%
153,279	GrayTelevision, Inc.	439,911

Energy - 1.9%
37,100	Helix Energy Solutions Group, Inc. (i)	1,544,844

Healthcare - 2.4%
36,857	Teva Pharmaceutical Industries Ltd., SP ADR	1,688,051
4,700	WellPoint, Inc. (i)	224,002

		1,912,053

Housing - 7.8%
2,147	Owens Corning, Inc. (h) (i)	48,844
70,329	Trussway Industries, Inc. (c) (d) (i)	6,259,281

		6,308,125

Retail - 0.0%
12,265,769	Home Interiors & Gifts, Inc. (d) (i)	0

Service - 12.3%
449,903	Safety-Kleen Systems, Inc. (i)	9,897,866

Utility - 4.4%
89,409	Mirant Corp. (h) (i)	3,500,344
1,450	Portland General Electric Co.	32,657

		3,533,001

Wireless Communications - 0.6%
	ICO Global Communications
138,632	Holdings, Ltd. (i)	451,940

Total Common Stocks (Cost $16,394,195)		24,087,740

Units

Warrants - 0.0%

Cable/Wireless Video - 0.0%
1,250	Grande Communications Holdings, Inc., expires 04/01/11 (i)	13

Wireless Communications - 0.0%
220,000	Clearwire Corp., expires 08/15/10 (i)	26,125

	Total Warrants (Cost $374,013)	26,138

Total Investments - 104.0% (cost of $81,916,916) (j)		83,793,760

Preferred Shares at Liquidation Value - (0.5)%		(411,000)

Other Assets & Liabilities, Net - (3.5)%		(2,838,714)

Net Assets applicable to Common Shareholders - 100.0%		80,544,046

4 | See accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (continued)

As of June 30, 2008 (unaudited)	Highland Special Situations Fund

(a)	Senior loans (also called bank loans, leveraged loans, or floating rate loans) in which the Fund invests generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. (Unless otherwise identified by footnote (g), all senior loans carry a variable rate interest.) These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. The rate shown represents the weighted average rate at June 30, 2008. Senior loans, while exempt from registration under the Securities Act of 1933, as amended, (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.

(b)	All or a portion of this position has not settled. Contract rates do not take effect until settlement date.

(c)	Affiliated issuer. See Note 8.

(d)	Represents fair value as determined by the Fund’s Board of Trustees (the “Board”) or its designee, in good faith, pursuant to the policies and procedures approved by the Board. Securities with a total aggregate market value of $10,705,884, or 13.3% of net assets, were fair valued as of June 30, 2008.

(e)	The issuer is in default of its payment obligation. Income is not being accrued.

(f)	Security exempt from registration pursuant to Rule 144A under the 1933 Act. This security may only be resold, in transactions exempt from registration, to qualified institutional buyers. At June 30, 2008, this security amounted to $5,819,560 or 7.2% of net assets.

(g)	Variable rate asset. The interest rate shown reflects the rate in effect at June 30, 2008.

(h)	Securities (or a portion of securities) on loan as of June 30, 2008. See Note 9.

(i)	Non-income producing security.

(j)	Cost for U.S. Federal income tax purposes is $81,916,916.

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
PIK	Payment-in-Kind
SP ADR	Sponsored American Depositary Receipt
Foreign Denominated Senior Loans
Industry Concentration Table:
(% of Total Net Assets)

Healthcare	2.3%

Total	2.3%

See accompanying Notes to Financial Statements. | 5

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2008 (unaudited)	Highland Special Situations Fund

($)
Assets:
Investments:
Unaffiliated issuers, at value (cost $75,721,758)	73,106,800
Affiliated issuers, at value (cost $6,195,158)	10,686,960

Total investments, at value (cost $81,916,916)	83,793,760
Cash	11,574,232
Restricted cash (Note 2)	571
Cash held as collateral for securities loaned (Note 9)	13,316,748
Receivable For:
Investments sold	1,723,634
Dividends and interest receivable	838,890
Other assets	5,787

Total assets	111,253,622

Liabilities:
Accumulated undeclared distributions to preferred shareholders (Note 2)	16,395
Payable upon receipt of securities loaned (Note 9)	13,316,748
Payables For:
Distributions	17
Investments purchased	16,645,336
Investment advisory fee payable (Note 4)	295,456
Trustees’ fees (Note 4)	3,186
Accrued expenses and other liabilities	21,438
Series P Preferred Shares ($1,000 net asset and liquidation value per share subject to an aggregate of 411 shares issued and outstanding) liquidation value	411,000

Total liabilities	30,709,576

Net Assets Applicable To Common Shares	80,544,046

Composition of Net Assets:
Par value of common shares (Note 1)	6,062
Paid-in capital in excess of par value of common shares	63,023,727
Undistributed net investment income	1,708,803
Accumulated net realized gain/(loss) on investments	13,928,610
Net unrealized appreciation/(depreciation) on investments and short positions	1,876,844

Net Assets Applicable to Common Shares	80,544,046

Common Shares:
Net assets	80,544,046
Shares outstanding (unlimited authorization)	6,062,358
Net asset value per share (net assets/shares outstanding)	13.29
6 | See accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2008 (unaudited)	Highland Special Situations Fund

($)
Investment Income:
Interest from unaffiliated issuers	2,168,086
Interest from affiliated issuer (Note 8)	158,739
Dividends	167,864
Securities lending income	57,428

Total investment income	2,552,117

Expenses:
Investment management fees (Note 4)	583,007
Fund administration fees	81,242
Transfer agent fees	11,724
Professional fees	88,607
Trustees’ fees (Note 4)	5,343
Custodian fees	3,350
Reports to shareholders	8,891
Other expenses	41,468

Net expenses	823,632

Net investment income	1,728,485

Net Realized and Unrealized Gain/(Loss) on Investments:
Net realized gain/(loss) on investments from unaffiliated issuers	14,247,328
Net change in unrealized appreciation/(depreciation) on investments	(19,123,664)

Net realized and unrealized gain/(loss) on investments	(4,876,336)

Undeclared Distributions to Preferred Shareholders:
From net investment income	(16,395)

Net decrease in net assets, applicable to common shareholders, from operations	(3,164,246)

See accompanying Notes to Financial Statements. | 7

STATEMENTS OF CHANGES IN NET ASSETS

Highland Special Situations Fund

	Six Months
	Ended
	June 30, 2008	Year Ended
	(Unaudited)	December 31,
	($)	2007 ($)
Increase in Net Assets:

From Operations
Net investment income	1,728,485	2,032,088
Net realized gain/(loss) on investments from affiliated and non-affiliated issuers	14,247,328	1,081,702
Net change in unrealized appreciation/(depreciation) on investments and short positions	(19,123,664)	7,577,463
Distributions to preferred shareholders from net investment income, including change in accumulated undeclared distributions	(16,395)	(32,881)

Net change in net assets from operations	(3,164,246)	10,658,372

Distributions Declared to Common Shareholders
From net investment income	—	(2,175,782)
From return of capital	—	(51,703)
From capital gains	—	(722,596)

Total distributions declared to common shareholders	—	(2,950,081)

Share Transactions from Common Shares
Distributions reinvested	—	2,950,081

Net increase from share transactions from common shares	—	2,950,081

Total increase/(decrease) in net assets from common shares	(3,164,246)	10,658,372

Net Assets Applicable to Common Shares
Beginning of year	83,708,292	73,049,920

End of period (including underdistributed and overdistributed net investment income of $1,708,803 and ($3,287), respectively)	80,544,046	83,708,292

Changes in Common Shares
Issued for distributions reinvested	—	213,619

Net increase in common shares	—	213,619
8 | See accompanying Notes to Financial Statements.

STATEMENT OF CASH FLOWS

For the Six Months Ended June 30, 2008 (unaudited)	Highland Special Situations Fund

($)
Cash Flows Provided by Operating Activities
Net investment income	1,728,485

Adjustments to Reconcile Net Investment Income to Net Cash and Foreign Currency Provided by Operating Activities
Purchase of investment securities	(60,504,422)
Proceeds from disposition of investment securities	52,503,655
Increase in receivable for investments sold	(1,702,841)
Increase in receivable for securities loaned	(5,371,555)
Increase in restricted cash	(571)
Decrease in interest and fees receivable	14,311
Decrease in other assets	34,541
Net amortization/(accretion) of premium/(discount)	(261,761)
Increase in payable upon receipt of securities loaned	5,371,555
Increase in payable for investments purchased	16,645,336
Increase in payable for distributions to Common Shareholders	17
Decrease in payable for undeclared distributions to Preferred Shareholders	(16,486)
Decrease in payables to related parties	(899,928)
Decrease in other expenses and liabilities	(62,685)

Net cash flow provided by operating activities	7,477,651

Cash Flows Used in Financing Activities
Undeclared distributions to Preferred Shareholders from net investment income	(16,395)

Net cash flow from financing activities	(16,395)

Net increase in cash	7,461,256

Cash and Foreign Currency
Beginning of the year	4,112,976
End of the year	11,574,232

See accompanying Notes to Financial Statements. | 9

FINANCIAL HIGHLIGHTS

Highland Special Situations Fund
Selected data for a share outstanding throughout each period is as follows:

	For the Six		For the	For the	For the
	Months Ended		Year Ended	Year Ended	Period Ended
	June 30, 2008		December 31,	December 31,	December 31,
Common Shares Per Share Operating Performance:	(unaudited)		2007	2006	2005(a)
Net Asset Value, Beginning of Period	$13.81		$12.49	$10.65	$10.00

Income from Investment Operations:
Net investment income	0.29		0.35	0.66	0.38
Net realized and unrealized gain on investments	(0.81)		1.48	1.84	0.83
Distributions from net investment income to Preferred Shareholders, including declared distributions	—	(b)	(0.01)	(0.01)	—	(b)

Total from investment operations, applicable to common shareholders	(0.52)		1.82	2.49	1.21
Less Distributions Declared to Common Shareholders:
From net investment income	—		(0.37)	(0.65)	(0.39)
From return of capital	—		(0.01)	—	(0.01)
From net realized gains	—		(0.12)	—	(0.16)

Total distributions declared to common shareholders	—		(0.50)	(0.65)	(0.56)

Net Asset Value, End of Period	$13.29		$13.81	$12.49	$10.65
Total return(c)	(3.77	)%(d)	14.61%	23.43%	12.08	%(d)

Ratios to Average Net Assets/Supplemental Data:

Common Share Information at End of Period:
Net assets, end of period (000’s)	$80,544		$83,708	$73,050	$59,194
Ratios based on net assets of common shares
Net expenses	2.12%		3.22%	6.00%	5.90%
Net investment income(e)	4.45%		2.55%	5.75%	6.48%

Common and Preferred Share Information at End of Period:
Ratios based on net assets of common and preferred shares
Net expenses	2.11%		3.21%	5.96%	5.85%
Net investment income	4.38%		2.50%	5.66%	6.37%
Portfolio turnover	74.95	%(d)	51.18%	72.54%	50.37	%(d)

Preferred Share Information at End of Period:
Aggregate amount outstanding, end of period (000’s)	$411		$411	$411	$411
Asset coverage per share(f)	$196,971		$204,670	$177,737	$145,024

(a)	Highland Special Situations Fund commenced investment operations on May 18, 2005.

(b)	Represents less than $0.005 per common share.

(c)	Total return at net asset value assuming all distributions reinvested.

(d)	Not annualized.

(e)	Net investment income ratio does not reflect payment to Preferred Shareholders. The ratio reflecting such payment was 4.45%, 2.51%, 5.70% and 6.42% for the six months ended June 30, 2008, years ended December 31, 2007 and December 31, 2006 and the period ended December 31, 2005, respectively.

(f)	Asset coverage per share equals net assets of common shares plus the redemption value of the Preferred Shares divided by the total number of Preferred Shares outstanding at the end of the period.
10 | See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (unaudited)

June 30, 2008	Highland Special Situations Fund
Note 1. Organization and Operations
Highland Special Situations Fund, Inc. (formerly known as Restoration Opportunities Fund) (the “Fund”) is a Delaware statutory trust and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. The Fund commenced operations on May 18, 2005.
Investment Objective
The Fund seeks to achieve high total returns while minimizing losses.
Common Shares
The Fund may issue an unlimited number of common shares, par value $0.001 per share (the “Common Shares”). The Fund will continuously offer a single class, Class Z, only to investors that are both accredited investors and qualified clients on a private placement basis.
Preferred Shares
The Fund is authorized to issue up to 5,000 shares of Series P Preferred Shares (“Series P Shares”). Series P Shares pay cumulative preferential dividends of approximately 8% per year and are preferred as to liquidation value over the Common Shares. The purchase price for each Series P Shares is $1,000. The Series P Shares have a liquidation preference equal to $1,000 (the “Liquidation Preference”) plus any accumulated but unpaid dividends and will be redeemable at the option of the Fund in whole or part at any time in an amount equal to the Liquidation Preference plus accumulated and unpaid dividends thereon calculated as of the date of redemption. On or after the fifth anniversary of the commencement of the Fund’s operations, holders of Series P Shares have the right, on not less than 90 days prior written notice to the Fund, to sell such Series P Shares to the Fund at an amount equal to the Liquidation Preference plus accumulated but unpaid dividends. The right of the holders of Series P Shares to sell their shares to the Fund requires Series P Shares to be presented as a liability for financial reporting purposes. As of June 30, 2008, there are 411 Series P Shares issued and outstanding. The Fund will not issue Series P Shares unless immediately thereafter the Series P Shares have asset coverage of at least 200%.
The Fund is also authorized to issue one share of Series S Preferred Shares (“Special Share”). The Special Share will have a liquidation preference equal to $1,000 plus any accumulated but unpaid dividends and will be redeemable at the option of the Fund in whole or part at any time after the termination for any or no reason of the investment management agreement in accordance with the provisions thereof in an amount equal to the Liquidation Preference plus accumulated and unpaid dividends thereon calculated as of the date of redemption. The Fund will not issue Series P Shares or a Special Share (together, the “Preferred Shares”) unless immediately thereafter the Preferred Shares have an asset coverage of at least 200%. As of June 30, 2008, the Special Share had not been issued.
The Preferred Shares are senior to and have certain class-specific preferences over the Common Shares. Under the 1940 Act, the Preferred Shares must have the right to elect at least two Trustees at all times and a majority of the Trustees in the event of serious dividend arrearages. Preferred Shares also have certain class voting rights under the 1940 Act.
Note 2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.
Use of Estimates
The Fund’s financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.
Fund Valuation
The net asset value of the Fund’s Common Shares is calculated as of the last business day of each month, in connection with each issuance of common shares by the Fund, as of each distribution date (after giving effect to the relevant declaration) and on such other dates as determined by Highland Capital Management, L.P. (the “Investment Adviser”) or the Fund’s Board of Trustees (the “Board” or “Trustees”), in accordance with the valuation policies and guidelines approved from time to time by the Board. The net asset value is calculated by dividing the value of the Fund’s net assets attributable to Common Shares by the numbers of Common Shares outstanding. The value of the Fund’s net assets available to Common Shares is deemed to equal the value of the Fund’s total assets less (i) the Fund’s liabilities and (ii) the aggregate liquidation value of its Preferred Shares.
Security Valuation
In computing the Fund’s net assets attributable to Common Shares, securities with readily available market quotations use those quotations for valuation. When portfolio securities are traded on the relevant day of valuation, the valuation will be the last reported sale price on that day. If there are no such sales on that day, the security will be valued at the mean between the most recently quoted bid and asked prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or
Semi-Annual Report | 11

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

June 30, 2008	Highland Special Situations Fund
quotations from principal market makers on the valuation day will be valued by an independent pricing service. Generally, the Fund’s loan and bond positions are not traded on exchanges and consequently are value based on a mean of the bid and ask price from the third-party pricing services or broker-dealer sources.
If securities do not have readily available market quotations or pricing service prices, including circumstances under which such are determined not to be accurate or current (including when events materially affect the value of securities occurring between the time when market price is determined and calculation of the Fund’s net asset value), such securities are valued at their fair value, as determined by the Board or its designee in good faith in accordance with procedures approved by the Board. In these cases, the Fund’s net asset value will reflect the affected portfolio securities’ value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their net asset values.
There can be no assurance that the Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security. Short-term investments, that is, those with a remaining maturity of 60 days or less, are valued at amortized cost. Repurchase agreements are valued at cost plus accrued interest. Foreign price quotations are converted to U.S. dollar equivalents using the 4:00 PM London Time Spot Rate.
In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurement,” which is effective for financial statements issued for fiscal years beginning after November 15, 2007. FAS 157 defines how fair value should be determined for financial reporting purposes, establishes a framework for measuring fair value under GAAP, and requires additional disclosures about the use of fair value measurements, but is not expected to result in any changes to the fair value measurements of the Fund’s investments. FAS 157 requires companies to provide expanded information about the assets and liabilities measured at fair value and the potential effect of these fair valuations on net assets.
The Fund has adopted FAS 157 as of January 1, 2008. The Fund has performed an analysis of all existing investments and derivative instruments to determine the significance and character of all inputs to their fair value determination. Based on this assessment, the adoption of FAS 157 did not have any material effect on the Fund’s net asset value. However, the adoption of FAS 157 does require the Fund to provide additional disclosures about the inputs used to develop the measurements and the effect of certain measurements on changes in net assets for the reportable periods as contained in the Fund’s periodic filings. The three levels of the fair value hierarchy established under FAS 157 are described below:

•	Level 1 —	Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement;

•	Level 2 —	Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers; and

•	Level 3 —	Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.
12 | Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

June 30, 2008	Highland Special Situations Fund
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund’s net assets as of June 30, 2008 as follows:

Assets at Fair Value	Total
Portfolio Investments	$83,793,760
Other Financial Instruments *	—

Total	$83,793,760

Assets at Fair Value	Level 1
Portfolio Investments	$7,478,653
Other Financial Instruments *	—

Total	$7,478,653

Assets at Fair Value	Level 2
Portfolio Investments	$62,306,734
Other Financial Instruments *	—

Total	$62,306,734

Assets at Fair Value	Level 3
Portfolio Investments	$14,008,373
Other Financial Instruments *	—

Total	$14,008,373

*	Investment sold short.
The Fund did not have any liabilities that were measured at fair value on a recurring basis at June 30, 2008.
The following table presents the Fund’s assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at December 31, 2007 and at June 30, 2008.

Assets at Fair Value Using
Unobservable Inputs (Level 3)	Portfolio Investments
Balance as of December 31, 2007	$12,873,304
Transfers in/(out) of Level 3	1,183,800
Net amortization/(accretion) of premium/(discount)	35,962
Net realized gains/(losses)	—
Net unrealized gains/(losses)	(1,446,581)
Net purchases and sales *	1,361,888

Balance as of June 30, 2008	$14,008,373

*	Includes only applicable borrowings and/or paydowns made on revolving credit facilities held in the Fund’s investment portfolio.
The net unrealized losses presented in the table above relate to investments that are still held at June 30, 2008, and the Fund presents these unrealized losses on the Statement of Operations as net change in unrealized appreciation/(depreciation) on investments.
Investments designated as Level 3 may include assets valued using quotations or indications furnished by brokers which are based on models or estimates and may not be executable prices. In light of the developing market conditions, the Investment Adviser continues to search for observable data points and evaluate broker quotes and indications received for portfolio investments. As a result, for the six months ended June 30, 2008, $826,900 of the Fund’s portfolio investments were transferred from Level 2 to Level 3.
Security Transactions
Security transactions are accounted for on the trade date. Cost is determined and gains/(losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Foreign Currency
Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates using the current 4:00 PM London Time Spot Rate. Fluctuations in the value of the foreign currencies and other assets and liabilities resulting from changes in exchange rates between trade and settlement dates on security transactions and between the accrual and payment dates on dividends, interest income and foreign withholding taxes are recorded as unrealized foreign currency gains/(losses). Realized gains/(losses) and unrealized appreciation/(depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.
Short Sales
The Fund may sell securities short. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. When the Fund makes a short sale, it must borrow the security sold short from a broker-dealer and deliver it to the buyer upon conclusion of the sale. The Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any payments received on such borrowed securities. Cash held as collateral for short sales is classified as restricted cash on the Statement of Assets and Liabilities.
Semi-Annual Report | 13

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

June 30, 2008	Highland Special Situations Fund
Income Recognition
Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date.
U.S. Federal Income Tax Status
The Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and will distribute substantially all of its taxable income and gains, if any, for its tax year, and as such will not be subject to U.S. federal income taxes. In addition, the Fund intends to distribute, in each calendar year, all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to U.S. federal excise tax. Therefore, no U.S. federal income or excise tax provisions are recorded.
In July 2006, FASB released FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance on how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authorities. Tax positions not deemed to satisfy the “more-likely-than-not” threshold would be recorded as a tax benefit or expense in the current year. FASB required adoption of FIN 48 for fiscal years beginning after December 15, 2006, and FIN 48 is to be applied to all open tax years as of the effective date. However, on December 22, 2006, the SEC delayed the required implementation date of FIN 48 for management investment companies until June 29, 2007. As of June 29, 2007, the Fund adopted FIN 48 for all subsequent reporting periods and management has determined that there is no material impact on the financial statements.
Distributions to Shareholders
Dividends and distributions from net investment income are distributed each year based on the criteria set forth below. Holders of Series P Shares are entitled to receive cumulative dividends in the amount of 8% per year of $1,000 for each Series P Share owned. Distributions to holders of Common Shares will consist of all net investment income remaining after the payment of dividends on the Series P Shares. Capital gain distributions, deemed capital gain distributions and ordinary income dividends will be allocated between the holders of Common Shares and Series P Shares in proportion to the total distributions paid during the taxable year. The Fund will not declare or pay any distribution with respect to Common Shares unless the Preferred Shares have asset coverage of at least 200% after deducting the amount of the dividend.
Statement of Cash Flows
Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Statement of Cash Flows. The cash and foreign currency amount shown in the Statement of Cash Flows is the amount included within the Fund’s Statement of Assets and Liabilities and includes cash and foreign currency on hand at its custodian bank.
Additional Accounting Standards
In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about Fund’s derivative and hedging activities. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statement disclosures.
Note 3. Federal Tax Information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. As a result, net investment income/(loss) and net realized gain/(loss) on investment transactions for a reporting period may differ significantly from distributions during such period.
Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.
The tax character of distributions paid during the years ended December 31, 2007 and 2006 were as follows:

Distributions paid from:	2007	2006

Ordinary income*	$2,819,542	$3,665,191
Long-term capital gains	111,718	—
Return of capital	51,703	5,837

*	For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.
As of December 31, 2007, the most recent tax year end, the components of distributable earnings on a tax basis were as follows:

Accumulated
Capital	Undistributed	Undistributed
and Other	Ordinary	Long-Term	Net Unrealized
Losses	Income	Capital Gains	Appreciation*

$(176,406)	$—	$—	$20,858,197

*	Any differences between book-basis and tax- basis net unrealized appreciation/(depreciation) are primarily due to deferral of losses from wash sales.
14 | Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

June 30, 2008	Highland Special Situations Fund
Unrealized appreciation and depreciation at June 30, 2008, based on cost of investments for U.S. federal income tax purposes and excluding any unrealized appreciation/(depreciation) from changes in the value of other assets and liabilities resulting from changes in exchange rates, was:

Unrealized appreciation	$12,944,511
Unrealized depreciation	(11,067,667)

Net unrealized appreciation	$1,876,844

Note 4. Investment Management, Carried Interest, Trustee, and Other Fees
Management Fee
The Investment Adviser receives an investment management fee (the “Management Fee”) of 1.5% per year, calculated monthly and paid quarterly of the aggregate net asset value of the Fund (“Net Asset Value” or “NAV”). Net Asset Value shall mean the market value of all liquid securities at the time of valuation and the cost of any illiquid assets at the time of valuation. Assets are considered “illiquid” if the Investment Adviser reasonably determines, in accordance with procedures adopted by the Board, that (i) reliable market quotations are not readily available for such security, or (ii) although reliable quotations are readily available, the majority of such securities held by accounts managed by the Investment Adviser could not be sold or disposed of in the ordinary course of business within fourteen trading days at approximately the price at which the security is valued by the Fund without significantly depressing the level of such market quotations. The limitation in (ii) above is not applicable if the inability to dispose of a majority of such securities within such period is due to the fact that the Investment Adviser is an affiliate of the issuer or possesses inside information regarding such issuer.
Carried Interest Fee
The Carried Interest will be paid as a fee pursuant to the Investment Management Agreement between the Fund and the Investment Adviser. The Carried Interest is an amount (accrued monthly and payable annually) such that after receipt thereof the Investment Adviser will have received from the Fund 20% of the realized and unrealized cumulative total return of the Fund on its assets attributable to the Common Shares and the Special Share. The Carried Interest shall be payable as of December 31 of each year and shall be paid not later than completion of the audit of the Fund for such year. If there is positive return through any interim month in excess of the high watermark described below, the Fund will accrue an appropriate amount in respect of the earned Carried Interest potentially payable at the end of the year. If there is negative return in any calendar year, no Carried Interest will be paid until the negative return (as a percentage of average net assets attributable to the Common Shares and the Special Share, or, if less, as a percentage of such net assets at the time such negative return is experienced) has been recovered in full. For the avoidance of doubt, all total return (positive or negative) will be determined in dollars (the percentage figure in connection with recoupment of negative return being utilized solely to calculate the dollar amount of negative return required to be recouped). For purposes of all Carried Interest calculations, illiquid assets (as defined for purposes of the Management Fee) will be valued at the lesser of cost or fair market value (as determined by the Investment Adviser in good faith). Such amounts outlined above and paid to the Investment Adviser are referred to herein as the “Carried Interest.”
Fees Paid to Officers and Trustees
Effective January 1, 2008, each Trustee who is not an “interested person” of the Fund as defined in the 1940 Act (the “Independent Trustees”) receives an annual retainer of $150,000 payable in quarterly installments and allocated among each portfolio in the Highland Fund Complex based on relative net assets. The “Highland Fund Complex” consists of all of the registered investment companies and a business development company advised by the Investment Adviser as of the date of this semi-annual report.

Prior to January 1, 2008, each Independent Trustee received an annual retainer of $10,000 from the Fund for services provided as Trustee of the Fund, and also received compensation from other portfolios in the Highland Fund Complex.

The Fund pays no compensation to its one interested Trustee or any of its officers, all of whom are employees of the Investment Adviser.
Note 5. Fund Information
For the six months ended June 30, 2008, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $60,504,422 and $52,503,655, respectively.
Note 6. Periodic Repurchase Offers
The Fund may make quarterly repurchases at NAV of up to 20% of the outstanding Common Shares that have been held for at least twelve months (“Repurchase Offers”) at the option of the Board. As of June 30, 2008, the Fund has not made a Repurchase Offer.
Note 7. Senior Loan Participation Commitments
The Fund may invest its assets (plus any borrowings for investment purposes) in adjustable rate senior loans (“Senior Loans”) the interest rates of which float or vary periodically based upon a benchmark indicator of prevailing interest rates to domestic or foreign corporations, partnerships and other entities (“Borrowers”). If the lead lender in a lending syndicate becomes insolvent, enters FDIC receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur
Semi-Annual Report | 15

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

June 30, 2008	Highland Special Situations Fund
certain costs and delays in receiving payment or may suffer a loss of principal and/or interest. When the Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation (the “Selling Participant”), not with the Borrower directly.
As such, the Fund assumes the credit risk of the Borrower, Selling Participant or other persons interpositioned between the Fund and the Borrower. The ability of Borrowers to meet their obligations may be affected by economic developments in a specific industry. At June 30, 2008, there were no Senior Loans purchased by the Fund on a participation basis.
Note 8. Transactions in Securities of Affiliated Issuers
An affiliated issuer is a company in which the Fund has ownership of at least 5% of the outstanding voting securities. At June 30, 2008, the Fund owned 70,239 common shares of Trussway Industries, Inc. (“Trussway”) purchased at a cost of $1,643,211 and having a value of $6,259,281. In addition, the Fund owned $4,551,948 of senior loan notes of Trussway purchased at a cost of $4,551,948. Trussway generated interest income of $158,739 during the six months ended June 30, 2008. The fair values of these investments are based on analysis performed by a third party obtained by management.
Note 9. Securities Loans
The Fund may make secured loans of its portfolio securities amounting to not more than one-third of the value of its total assets, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delays in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a matter of policy, securities loans are made to unaffiliated broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or short-term debt obligations at least equal at all times to the value of the securities subject to the loan. The borrower pays to the Fund an amount equal to any interest or dividends received on securities subject to the loan. The Fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. As of June 30, 2008, the market value of securities loaned by the Fund was $13,029,706. The loans were collateralized with cash collateral of $13,316,748.
Note 10. Indemnification
The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Note 11. Disclosure of Significant Risks and Contingencies

Concentration Risk
The Fund may focus its investments in instruments of only a few companies. The concentration of the Fund’s portfolio in any one obligor would subject the Fund to a greater degree of risk with respect to defaults by such obligor, and the concentration of the portfolio in any one industry would subject the Fund to a greater degree of risk with respect to economic downturns relating to such industry.
Non-Payment Risk
Corporate debt obligations, including Senior Loans, are subject to the risk of non-payment of scheduled interest and/or principal. Non-payment would result in a reduction of income to the Fund, a reduction in the value of the Senior Loan experiencing non-payment and a potential decrease in the net asset value of the Fund.
Credit Risk
Investments rated below investment grade are commonly referred to as high-yield, high risk or “junk debt.” They are regarded as predominantly speculative with respect to the issuing company’s continuing ability to meet principal and/ or interest payments. Investments in high yield Senior Loans may result in greater net asset value fluctuation than if the Fund did not make such investments.
Illiquidity of Investments Risk
The investments made by the Fund may be illiquid, and consequently the Fund may not be able to sell such investments at prices that reflect the Investment Adviser’s assessment of their value or the amount originally paid for such investments by the Fund. Illiquidity may result from the absence of an established market for the investments as well as legal, contractual or other restrictions on their resale and other factors. Furthermore, the nature of the Fund’s investments, especially those in financially distressed companies, may require a long holding period prior to profitability.
Troubled, Distressed or Bankrupt Companies Risk
The Fund invests in companies that are troubled, in distress, or bankrupt. As such, they are subject to a multitude of legal, industry, market, environment and governmental forces that make analysis of these companies inherently risky. Further, the Investment Adviser relies on company management, outside experts, market participants, and personal experience to analyze potential investments for the Fund. There can be no assurance that any of these sources will prove credible or that the resulting analysis will produce accurate conclusions.
16 | Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

June 30, 2008	Highland Special Situations Fund
Carried Interest Risk
The Carried Interest may create an incentive for the Investment Adviser or its affiliates to make investments that are risky or more speculative than would otherwise be the case. The way in which the amount of the Carried Interest is determined may encourage the Investment Adviser to use leverage to increase the return on the Fund’s investments. If the Investment Adviser acquires poorly performing assets with such leverage, the loss to the Fund could be substantial. Finally, because a portion of the Carried Interest is likely to reflect interest and dividend income and is calculated on an accrual basis regardless of whether the Fund has received a cash payment, the Investment Adviser might have an incentive to invest in zero coupon or deferred interest securities in circumstances where it would not have done so but for the opportunity to continue to earn Carried Interest even when the issuer would not be able to make cash payments on such securities. The foregoing risks could be increased because the Investment Adviser is not obligated to reimburse the Fund for any Carried Interest received even if the Fund subsequently incurs losses or never receives in cash income that was previously accrued.
Leverage Risk
The Fund may use leverage in its investment program, including the use of borrowed funds and investments in certain types of options, such as puts, calls and warrants, which may be purchased for a fraction of the price of the underlying securities. While such strategies and techniques increase the opportunity to achieve higher returns on the amounts invested, they also increase the risk of loss. To the extent the Fund purchases securities with borrowed funds, its net assets will tend to increase or decrease at a greater rate than if borrowed funds are not used. If the interest expense on borrowings were to exceed the net return on the portfolio securities purchased with borrowed funds, the Fund’s use of leverage would result in a lower rate of return than if the Fund were not leveraged.
Currency Risk
A portion of the Fund’s assets may be quoted or denominated in non-U.S. currencies. These securities may be adversely affected by fluctuations in relative currency exchange rates and by exchange control regulations. The Fund’s investment performance may be negatively affected by a devaluation of a currency in which the Fund’s investments are quoted or denominated. Further, the Fund’s investment performance may be significantly affected, either positively or negatively, by currency exchange rates because the U.S. dollar value of securities quoted or denominated in another currency will increase or decrease in response to changes in the value of such currency in relation to the U.S. dollar.
Foreign Securities Risk
Investments in foreign securities involve certain factors not typically associated with investing in U.S. securities, such as risks relating to (i) currency exchange matters, including fluctuations in the rate of exchange between the U.S. dollar (the currency in which the books of the Fund are maintained) and the various foreign currencies in which the Fund’s portfolio securities will be denominated and costs associated with conversion of investment principal and income from one currency into another; (ii) differences between the U.S. and foreign securities markets, including the absence of uniform accounting, auditing and financial reporting standards and practices and disclosure requirements, and less government supervision and regulation; (iii) political, social or economic instability; and (iv) the extension of credit, especially in the case of sovereign debt.
Short Selling Risk
Short sales by the Fund that are not made where there is an offsetting long position in the asset that is being sold short theoretically involve unlimited loss potential since the market price of securities sold short may continuously increase. Short selling allows the Fund to profit from declines in market prices to the extent such decline exceeds the transaction costs and costs of borrowing the securities. However, since the borrowed securities must be replaced by purchases at market prices in order to close out the short position, any appreciation in the price of the borrowed securities would result in a loss. Purchasing securities to close out the short position can itself cause the price of securities to rise further, thereby exacerbating the loss. The Fund may mitigate such losses by replacing the securities sold short before the market price has increased significantly. Under adverse market conditions, the Fund might have difficulty purchasing securities to meet its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales.
Significant Shareholders
At June 30, 2008, two shareholders (“significant shareholders”) owned 88.1% of the net assets applicable to Common Shares. The Fund will not accept any other subscription for Common Shares without the consent of the Board of Trustees and the written consent of the significant shareholders.
Semi-Annual Report | 17

ADDITIONAL INFORMATION (unaudited)

June 30, 2008	Highland Special Situations Fund
Additional Portfolio Information
The Investment Adviser and its affiliates manage other accounts, including registered and private funds and individual accounts. Although investment decisions for the Fund are made independently from those of such other accounts, the Investment Adviser may, consistent with applicable law, make investment recommendations to other clients or accounts that may be the same or different from those made to the Fund, including investments in different levels of the capital structure of a company, such as equity versus senior loans, or that take contrary provisions in multiple levels of the capital structure. The Investment Adviser has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, this may create situations where a client could be disadvantaged because of the investment activities conducted by the Investment Adviser for other client accounts. When the Fund and one or more of such other accounts is prepared to invest in, or desires to dispose of, the same security, available investments or opportunities for each will be allocated in a manner believed by the Investment Adviser to be equitable to the Fund and such other accounts. The Investment Adviser also may aggregate orders to purchase and sell securities for the Fund and such other accounts. Although the Investment Adviser believes that, over time, the potential benefits of participating in volume transactions and negotiating lower transaction costs should benefit all accounts including the Fund, in some cases these activities may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund.
Approval of Investment Management Agreement
The Fund has retained the Investment Adviser to manage its assets pursuant to an Amended Investment Management Agreement with the Investment Adviser (the “Management Agreement”), which has been approved by the Fund’s Board of Trustees, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of the Fund (the “Independent Trustees”).
Following an initial term of two years, the Management Agreement continues in effect from year-to-year provided such continuance is specifically approved at least annually by the vote of the holders of at least a majority of the outstanding shares of the Fund, or by the Board of Trustees, and, in either event, by a majority of the Independent Trustees of the Fund casting votes in person at a meeting called for such purpose.
At a meeting held on March 7, 2008, the Board, as requested through Fund counsel and its independent legal counsel, received from the Investment Adviser, various written materials, including: (1) information confirming the financial soundness of the Investment Adviser; (2) information on the advisory and compliance personnel of the Investment Adviser, including compensation arrangements; (3) information on the internal compliance procedures of the Investment Adviser; (4) comparative information showing how the Fund’s fee schedule and operating expenses compare to (i) other registered investment companies and private funds that follow investment strategies similar to those of the Fund, and (ii) other private and registered pooled investment vehicles or accounts managed by the Investment Adviser, as well as the performance of such vehicles and accounts; (5) information regarding brokerage and portfolio transactions; and (6) information on any legal proceedings or regulatory audits or investigations affecting the Investment Adviser. The Trustees reviewed and considered various factors discussed in independent counsel’s legal memorandum, the detailed information provided by the Investment Adviser and other relevant information and factors, including the following:
The nature, extent, and quality of the services provided by the Investment Adviser
The Trustees considered the portfolio management services provided by the Investment Adviser and the activities related to portfolio management, including use of technology, research capabilities, and investment management staff. They discussed the experience and qualifications of the personnel providing advisory services, including the background and experience of the members of the portfolio management team. The Trustees reviewed the management structure, assets under management and investment philosophies and processes of the Investment Adviser. They also reviewed and discussed the Investment Adviser’s compliance policies and procedures. The Trustees concluded that the Investment Adviser has the quality and depth of personnel and investment methods essential to performing its duties under the Management Agreement and that the nature and quality of such advisory services are satisfactory.
The Investment Adviser’s historical performance in managing the Fund
The Trustees reviewed the Investment Adviser’s historical performance in managing the Fund over various time periods ended December 31, 2007. They contrasted this performance versus the Credit Suisse/Tremont Hedge Fund Distressed Index, the Credit Suisse Distressed Leveraged Loan Index, the S&P 500 Index and the Highland Crusader Fund. The Trustees were satisfied with the Investment Adviser’s historical performance in managing the Fund.
18 | Semi-Annual Report

ADDITIONAL INFORMATION (unaudited) (continued)

Approval of Investment Advisory Agreement	Highland Special Situations Fund
The costs of the services to be provided by the Investment Adviser and the profits realized by the Investment Adviser and its affiliates from the relationship with the Fund
The Trustees also gave substantial consideration to the fees payable under the Management Agreement, including: (1) the annual fee as a portion of the Net Asset Value of the Fund under the Management Agreement; (2) the expenses the Investment Adviser incurs in providing advisory services; and (3) a comparison of the fees payable to the Investment Adviser under the Management Agreement to fees payable either to the Investment Adviser by other funds or to investment advisers serving other closed-end companies with similar investment programs to that of the Fund. After such review, the Trustees determined that the costs of the services to the Fund and the profitability rate of the Investment Adviser with respect to the Management Agreement were fair and reasonable.
The extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of shareholders
The Trustees considered the asset level of the Fund, the information provided by the Investment Adviser relating to its costs, and information comparing the fee rate charged by the Investment Adviser with fee rates charged by other unaffiliated investment advisers to their clients. It was noted that, due to its nature as a closed-end fund and the limitations on additional shareholders imposed by the Fund’s organizational documents, the Fund’s asset level is not expected to increase significantly as a result of new capital contributions. The Trustees concluded that the fee structure is reasonable and appropriate and, in view of the Fund’s structure, the sharing of economies of scale is not particularly relevant.
Following a further discussion of the factors above and the merits of the Management Agreement and its various provisions, it was noted that in considering the Management Agreement, no single factor was determinative to the decision of the Board of Trustees. Rather, after weighing all of the factors and reasons discussed above, the Board of Trustees determined that the Management Agreement, including the advisory fee paid to the Investment Adviser under the Management Agreement, are fair and reasonable to the Fund in light of the services that the Investment Adviser provides, its costs and the Fund’s asset levels and concluded that the Management Agreement should be continued for another year.
Annual Report | 19

IMPORTANT INFORMATION ABOUT THIS REPORT

Investment Adviser
Highland Capital Management, L.P.
NexBank Tower
13455 Noel Road, Suite 800
Dallas, TX 75240
Transfer Agent
PNC Global Investment Servicing (U.S.) Inc.
101 Sabin Street
Pawtucket, RI 02860
Custodian
PFPC Trust Company
8800 Tinicum Boulevard
Philadelphia, PA 19153
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
2001 Ross Avenue, Suite 1800
Dallas, TX 75201
Fund Counsel
Ropes & Gray LLP
One International Place
Boston, MA 02110
This report has been prepared for shareholders of Highland Special Situations Fund (the “Fund”). The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at
1-877-665-1287 and additional reports will be sent to you.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities, and the Fund’s proxy voting record for the most recent 12-month period ended June 30, are available (i) without charge, upon request, by calling
1-877-665-1287 and (ii) on the SEC’s website at http://www.sec.gov.
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and also may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.
20 | Semi-Annual Report

Highland Special Situations Fund	Semi-Annual Report, June 30, 2008

P.O. Box 9840
Providence, RI 02940-8040
www.highlandfunds.com

Item 2. Code of Ethics.
Not applicable.
Item 3. Audit Committee Financial Expert.
Not applicable.
Item 4. Principal Accountant Fees and Services.
Not applicable.
Item 5. Audit Committee of Listed registrants.
Not applicable.
Item 6. Investments.
(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.
(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
On April 16, 2007 the Board of Trustees of the Fund approved changes to the Nominating Committee Charter, including the addition of Annex A which provides procedures for shareholders to propose nominations for Trustee candidates.
ANNEX A
NOMINATING COMMITTEE POLICY REGARDING
SELECTION / RECOMMENDATION OF TRUSTEE NOMINEES
A candidate for nomination as Trustee submitted by a shareholder will not be deemed to be properly submitted to the Committee for the Committee’s consideration unless the following qualifications have been met and procedures followed:
1.	A shareholder or group of shareholders (referred to in either case as a “Nominating Shareholder”) that beneficially owned, in the aggregate, more than 5% of the Fund’s voting common shares, with each of the shares used to calculate that ownership held for at least one year as of the date the recommendation was made, may submit one candidate to the Committee for consideration at an annual meeting of shareholders.

2.	The Nominating Shareholder must submit any such recommendation (a “Shareholder Recommendation”) in writing to the Fund, to the attention of the Secretary, at the address of the principal executive offices of the Fund.

3.	The Shareholder Recommendation must be delivered to or mailed and received at the principal executive offices of the Fund not less than 120 calendar days before the date of the Fund’s proxy statement released to shareholders in connection with the previous year’s annual meeting. If, however, the Fund did not hold an annual meeting in the previous year, or if the date of this year’s annual meeting has been changed by more than 30 days from the date of the previous year’s annual meeting, then the deadline is a reasonable time before the Fund begins to print and mail its proxy materials.

4.	The Shareholder Recommendation must include: (i) a statement in writing setting forth (A) the name, date of birth, business address and residence address of the person recommended by the Nominating Shareholder (the “candidate”); (B) any position or business relationship of the candidate, currently or within the preceding five years, with the Nominating Shareholder or an Associated Person of the Nominating Shareholder (as defined below); (C) the class or series and number of all shares of the Fund owned of record or beneficially by the candidate, as reported to such Nominating Shareholder by the candidate; (D) any other information regarding the candidate that is required to be disclosed about a nominee in a proxy statement or other filing required to be made in connection with the solicitation of proxies for election of Trustees of the Fund; (E) whether the Nominating Shareholder believes that the candidate is or will be an “interested person” of the Fund (as defined in the 1940 Act) and, if believed not to be an “interested person,” information regarding the candidate that will be sufficient for the Fund to make such determination; and (F) information as to the candidate’s knowledge of the investment company industry, experience as a Trustee or senior officer of public companies, Trusteeships/trusteeships on the boards of other registered investment companies and educational background; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected; (iii) the written and signed agreement of the candidate to complete a Trustees’ questionnaire if elected; (iv) the Nominating Shareholder’s consent to be named as such by the Fund; (v) the class or series and number of all shares of the Fund owned beneficially and of record by the Nominating Shareholder and any Associated Person of the Nominating Shareholder and the dates on which such shares were acquired, specifying the number of shares owned beneficially but not of record by each, and stating the names of each as they appear on the Fund’s record books and the names of any nominee holders for each; and (vi) a description of all arrangements or understandings between the Nominating Shareholder, the candidate and/or any other person or persons (including their names) pursuant to which the recommendation is being made by the Nominating Shareholder. “Associated Person of the Nominating Shareholder” as used in this paragraph 4 means any person required to be identified pursuant to clause (v) and any other person controlling, controlled by or under common control with, directly or indirectly, (a) the Nominating Shareholder or (b) any person required to be identified pursuant to clause (v).
The Committee may require the Nominating Shareholder to furnish such other information as it may reasonably require or deem necessary to verify any information furnished pursuant to paragraph 4 above or to determine the qualifications and eligibility of the candidate proposed by the Nominating Shareholder to serve on the Board. If the Nominating Shareholder fails to provide such other information in writing within seven days of receipt of a written request from the Committee, the recommendation of such candidate as a nominee will be deemed not properly submitted for consideration, and will not be considered, by the Committee.
Item 11. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Highland Special Situations Fund

By (Signature and Title)*	/s/ James D. Dondero James D. Dondero, President
(principal executive officer)

Date	September 5, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James D. Dondero James D. Dondero, President
(principal executive officer)

Date	September 5, 2008

By (Signature and Title)*	/s/ M. Jason Blackburn M. Jason Blackburn, Secretary and Treasurer
(principal financial officer)

Date	September 5, 2008

*	Print the name and title of each signing officer under his or her signature.